Options Granted to Nonemployees - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 83,000	$ 133,000	$ 244,413	$ 297,820
Non Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Grants in Period			325,000	149,665
Options, Outstanding, Weighted Average Exercise Price			$ 0.29	$ 0.44
Stock-based compensation expense			$ 70,710	$ 61,670
Non Employee Stock Option | Scenario, Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 180,992
Non Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period			1 year
Non Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period			4 years